Income Tax (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Details
Accruals for payment of interest and penalties	$ 6	$ 60
Deferred Tax Assets, Capital Loss Carryforwards	0	0
Operating Loss Carryforwards	0	0
Tax Credit Carryforward, Amount	$ 0	$ 0